RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS - Consolidated Statement of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other income (expense):
Revaluation of warrant liabilities	$ (4,500)		$ (37,700)								$ 2,907	$ 8,588	$ 13,448
Loss before income taxes and equity in net loss of affiliates	(266,419)	$ (142,629)	(79,702)	$ (115,781)	$ (33,145)	$ (26,278)	$ (15,368)	$ (16,764)	$ (30,095)		(527,951)	(228,628)	(371,255)	$ (88,505)	$ (66,295)
Loss before equity in net loss of affiliates	(266,420)	(141,599)	(79,704)	(115,782)	(33,146)	(26,279)	(15,514)	(16,766)	(30,097)		(527,955)	(228,632)	(370,229)	(88,656)	(64,293)
Net loss attributable to common stockholders	(267,567)	(142,236)	(79,704)	(115,782)	(33,146)	(26,279)	(15,514)	(16,766)	(30,097)	$ (148,928)	(531,022)	(228,632)	(370,866)	(88,656)	(64,293)
Net loss attributable to common stockholders	$ (267,567)	$ (142,236)	$ (79,704)	$ (129,189)	$ (33,146)	$ (43,095)	$ (15,514)	$ (16,766)	$ (30,097)	(162,335)	$ (531,022)	$ (242,039)	$ (384,273)	$ (105,472)	$ (64,459)
Net loss per share attributable to common stockholders:
Basic (in dollars per share)	$ (0.67)	$ (0.37)	$ (0.21)	$ (0.43)	$ (0.12)	$ (0.16)	$ (0.06)	$ (0.06)	$ (0.12)		$ (1.34)	$ (0.76)	$ (1.15)	$ (0.40)	$ (0.28)
Diluted (in dollars per share)	$ (0.68)	$ (0.38)	$ (0.31)	$ (0.43)	$ (0.12)	$ (0.16)	$ (0.06)	$ (0.06)	$ (0.12)		$ (1.35)	$ (0.79)	$ (1.18)	$ (0.40)	$ (0.28)
Weighted-average shares outstanding:
Basic (in shares)	400,219,585	385,983,645	377,660,477	303,785,616	271,896,258	268,698,455	260,534,724	260,406,343	260,406,343		395,691,795	318,315,891	335,325,271	262,528,769	226,465,041
Diluted (in shares)	400,230,669	386,323,048	378,286,678	303,785,616	271,896,258	268,698,455	260,534,724	260,406,343	260,406,343		395,860,876	318,976,447	335,831,033	262,528,769	226,465,041
As Previously Reported
Other income (expense):
Revaluation of warrant liabilities													$ 0
Loss before income taxes and equity in net loss of affiliates		$ (147,489)	$ (117,447)	$ (86,624)									(384,703)
Loss before equity in net loss of affiliates		(146,459)	(117,449)	(86,625)									(383,677)
Net loss attributable to common stockholders		(147,096)	(117,449)	(86,625)						(119,771)		$ (237,220)	(384,314)
Net loss attributable to common stockholders		$ (147,096)	$ (117,449)	$ (100,032)						(133,178)		$ (250,627)	$ (397,721)
Net loss per share attributable to common stockholders:
Basic (in dollars per share)		$ (0.38)	$ (0.31)	$ (0.33)								$ (0.79)	$ (1.19)
Diluted (in dollars per share)		$ (0.38)	$ (0.31)	$ (0.33)								$ (0.79)	$ (1.19)
Weighted-average shares outstanding:
Basic (in shares)												318,315,891	335,325,271
Diluted (in shares)		385,983,645	377,660,477									318,315,891	335,325,271
Adjustments
Other income (expense):
Revaluation of warrant liabilities													$ 13,448
Loss before income taxes and equity in net loss of affiliates		$ 4,860	$ 37,745	$ (29,157)									13,448
Loss before equity in net loss of affiliates		4,860	37,745	(29,157)									13,448
Net loss attributable to common stockholders		4,860	37,745	(29,157)						(29,157)		$ 8,588	13,448
Net loss attributable to common stockholders		$ 4,860	$ 37,745	$ (29,157)						$ (29,157)		$ 8,588	$ 13,448
Net loss per share attributable to common stockholders:
Basic (in dollars per share)		$ 0.01	$ 0.10	$ (0.10)								$ 0.03	$ 0.04
Diluted (in dollars per share)		$ 0	$ 0	$ (0.10)								$ 0	$ 0.01
Weighted-average shares outstanding:
Basic (in shares)												0	0
Diluted (in shares)		339,403	626,201									660,556	505,762